Costs - Payroll and related costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Costs
Wages and salaries	€ 2,620	€ 2,665	€ 2,427
Social security contributions	541	527	497
Cost related to employee benefit plans	64	96	156
Other costs	135	123	196
Payroll and related costs gross	3,360	3,411	3,276
Capitalized direct costs associated with self-constructed assets - tangible assets	(116)	(139)	(131)
Capitalized direct costs associated with self-constructed assets - intangible assets	(15)	(10)	(9)
Payroll and related costs	€ 3,229	€ 3,262	€ 3,136